SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of major customers [line items]
Number of major customers	4	3
Percentage of sales	67.00%	75.00%
Customer One [Member]
Disclosure of major customers [line items]
Percentage of sales	12.00%	22.00%
Customer Two [Member]
Disclosure of major customers [line items]
Percentage of sales	26.00%	25.00%
Customer Three [Member]
Disclosure of major customers [line items]
Percentage of sales		28.00%